Summary of Significant Accounting Policies (Details 4) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Accounting Policies [Abstract]
Beginning balance	$ 620,332	$ 341,436
Ending balance	1,524,918	620,332
Increase	$ 904,586	$ 278,896